Securities Operations
20 Broad Street
New York, NY 10005
tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centras

NYSE

02044121

1-14122

RECD S.E.C.
JUL 0 8 2002
1086

July 8, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 16 2002
THOMSON FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, D.R. Horton, Inc., 8.5% Senior Exchange Notes due 2012 of the Registrant, together with Guarantees of such Notes by direct and indirect Subsidiaries of the Registrant and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 8, 2002. Tentative listing date – July 10, 2002.

Sincerely,

Paras Madho